Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 19, 2011
Maxim Templeton Global Bond Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
Annual Return 2001	rr_AnnualReturn2001	3.41%
Annual Return 2002	rr_AnnualReturn2002	10.54%
Annual Return 2003	rr_AnnualReturn2003	7.36%
Annual Return 2004	rr_AnnualReturn2004	4.84%
Annual Return 2005	rr_AnnualReturn2005	0.62%
Annual Return 2006	rr_AnnualReturn2006	14.85%
Annual Return 2007	rr_AnnualReturn2007	13.57%
Annual Return 2008	rr_AnnualReturn2008	4.45%
Annual Return 2009	rr_AnnualReturn2009	14.71%
Annual Return 2010	rr_AnnualReturn2010	10.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.28%)
One Year	rr_AverageAnnualReturnYear01	10.92%
Five Years	rr_AverageAnnualReturnYear05	11.63%
Ten Years	rr_AverageAnnualReturnYear10	8.42%
Maxim Templeton Global Bond Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	1,845
One Year	rr_AverageAnnualReturnYear01	10.92%	[1]
Five Years	rr_AverageAnnualReturnYear05	11.63%	[1]
Ten Years	rr_AverageAnnualReturnYear10	8.42%	[1]
Maxim Templeton Global Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Maxim Templeton Global Bond Portfolio Portfolio Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks current income with capital appreciation and growth of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 21.69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.69%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest at least 80% of its net assets in bonds issued by governments and government agencies located around the world. In addition, the Portfolio's assets will be invested in issuers located in at least three countries (including the U.S.), and hold foreign currencies and attempt to profit from fluctuations in currency exchange rates. The Portfolio focuses on bonds rated investment grade or the unrated equivalent as determined by the Sub-Adviser, but may invest up to 25% of its total assets in below investment grade bonds ("high yield-high risk" or "junk") bonds.

For purposes of pursuing its investment goals, the Portfolio may enter, from time to time, into derivative currency transactions, including currency forwards and cross currency forwards, currency and currency index futures contracts, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. The use of these derivative transactions may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may also, from time to time, enter into interest rate and credit related transactions involving derivative instruments, including financial and index futures contracts and options on such contracts, as well as interest rate and credit default swaps, bond/interest rate futures contracts, and options thereon. The use of these derivative transactions may allow the Portfolio to obtain net long or net short exposures to selected interest rates, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance the Portfolio's returns, or to obtain exposure to various market sectors.

The Sub-Adviser allocates the Portfolio's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk – The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk – The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Non-Diversification Risk – The Portfolio is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector.

High Yield Securities Risk – High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Portfolio is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio's Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to the Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio's Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	March 2008	8.12%
Worst Quarter	June 2008	-4.28%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Templeton Global Bond Portfolio | Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.17%
Five Years	rr_AverageAnnualReturnYear05	7.09%
Ten Years	rr_AverageAnnualReturnYear10	7.00%

[1]	Class L shares are new and had not commenced operations as of the date of this Prospectus. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Initial Class shares and has not been adjusted to reflect the expenses of the Class L shares. Initial Class and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).